Document And Entity Information	Jan. 08, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2021
Entity File Number	0-9143
Entity Registrant Name	Hurco Companies, Inc.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1150732
Entity Address, Address Line One	One Technology Way
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	293-5309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315374
Amendment Flag	false